Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cost of sales [Line Items]
OEFA and OSINERGMIN contributions	$ 18,839	$ 17,733	$ 12,974
Cost of sales	732,597	763,473	813,106
Sociedad Minera Cerro Verde S.A.A.
Disclosure of cost of sales [Line Items]
Materials and supplies	982,616	915,323	698,246
Property Plant and Equipment Depreciation	530,199	489,700	470,228
Labor	381,761	343,575	425,524
Third parties services	279,923	246,247	220,920
Energy	249,039	243,549	194,982
Variable lease payments, low-value and short-term leases	17,741	13,369	5,806
Change in finished goods inventory	14,165	(10,368)	(6,129)
Change in work in process inventory	13,538	(1,358)	(16,609)
Loss on Materials Obsolescence	12,496	4,053	3,622
Depreciation for right-of-use assets	11,117	12,708	12,459
Intangible amortization	2,342	2,342	1,531
OEFA and OSINERGMIN contributions	8,015	9,308	10,334
Management Fees	3,098	2,540	2,352
WIP stockpile write-offs	1,527	7,668
Cost related to COVID-19 pandemic	817	43,672	89,050
Other costs	47,658	45,439	42,772
Cost of sales	$ 2,556,052	$ 2,367,767	$ 2,155,088